Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2017	2018
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	5.25
License agreements with SINA	80,660,000	80,660,000	5.25
Customer relationship	10,512,212	10,312,159	0.93
Database license	8,300,000	8,300,000	—
Computer software licenses	6,422,913	6,393,997	1.36

	212,685,125	212,456,156	5.05

Less: Accumulated amortization
Advertising agency agreement with SINA	69,451,305	75,506,228
License agreements with SINA	52,888,314	57,391,831
Customer relationship	9,798,432	10,050,553
Database license	8,055,884	8,300,000
Computer software licenses	1,860,044	3,806,367

Intangible assets subject to amortization, net	70,631,146	57,401,177

Total intangible assets, net	70,631,146	57,401,177

The advertising agency agreement and license agreements with SINA were recognized in connection with the Group's acquisition of China Online Housing Technology Corporation (“COHT”) in 2009, and provide the Group with exclusive rights to operate SINA's real estate and home furnishing related channels and the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA's other websites through 2019. If the Group sells advertising on SINA's websites other than the above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement. In March 2014, the advertising agency agreement and license agreements were extended by five years to 2024 for no additional consideration. All other terms of the agreements remain the same.

Amortization expenses were $12,426,950,  $13,465,713 and $13,239,962 for the years ended December 31,2016, 2017 and 2018, respectively. The Group expects to record amortization expenses of $12,718,595,  $11,243,687,  $10,561,945,  $10,558,496 and $10,558,496 for the years ending December 31, 2019, 2020, 2021, 2022 and 2023, respectively.